Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies exchange rates	1.3662	1.3193	1.3404
Statements of Operations and Comprehensive Loss, and Statements of Cash Flows [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies exchange rates	1.3363	1.3428	1.3787